Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Financial assets at fair value through other comprehensive income [line items]
Beginning balance	$ 1,597,323
Ending balance	1,770,775	$ 59,203	$ 1,597,323
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1 per IAS 39	(1,015,107)		422,570	$ (33,939)
Adjustment on initial application of IFRS 9 (Note 3)			(287,053)
Beginning balance	(1,015,107)	(33,939)	135,517
Debt instruments	(2,052)	(69)	(63,076)
Equity instruments	(283,472)	(9,477)	(398,513)
Share from associates and joint venture accounted for using the equity method	1,501,689	50,207	(555,271)
Disposal of equity instruments and transferred cumulative gain to retained earnings			(1,518)
Disposal of associates and joint venture accounted for using the equity method			(133,364)
Share from associates and joint venture accounted for using the equity method	(404,156)	(13,512)	1,118
Ending balance	$ (203,098)	$ (6,790)	$ (1,015,107)